Transactions with related parties, textuals 3 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Management fees	$ 147	$ 0	$ 0
Amounts payable	8	$ 4
Diana Wilhelmsen Management Limited [Member]
Related Party Transaction [Line Items]
Management fees	5
Amounts receivable	0
Amounts payable	$ 0